Auditor's remuneration and Research and development expenditures	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Auditor's remuneration and Research and development expenditures	Auditor’s remuneration and Research and development expenditures

Auditor’s remuneration
	Full year
(in USD millions, excluding VAT)	2024	2023	2022

Audit fee	15.5	14.9	11.4
Audit related fee	1.7	1.2	1.8
Tax fee	—	—	—
Other service fee	0.4	—	—

Total remuneration	17.6	16.1	13.2
In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD 0.5 million, USD 0.5 million and USD 0.6 million for 2024, 2023 and 2022, respectively.
Research and development expenditures (R&D)
Equinor has R&D activities within exploration, subsurface, drilling and well, facilities, low carbon and renewables. R&D activities contribute to maximising and developing long-term value from Equinor’s assets. R&D expenditures are partially financed by partners of Equinor operated licences.
R&D expenditures including amounts charged to partners were USD 348 million, USD 311 million and USD 308 million in 2024, 2023 and 2022, respectively. Equinor's share of the expenditures has been recognised within Total operating expenses in the Consolidated statement of income.